Other Assets And Liabilities (Summarized Financial Information Of Equity Method Investees Other Than Morgan Stanley) (Detail) (Equity Method Investees Other Than Morgan Stanley [Member], JPY ¥)
In Billions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Equity Method Investees Other Than Morgan Stanley [Member]
Equity Method Investment, Summarized Financial Information, Assets
Net loans	¥ 9,493	¥ 7,673
Total assets	16,277	12,906
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Deposits	4,674	2,729
Total liabilities	12,247	9,455
Noncontrolling interests	457	181
Equity Method Investment, Summarized Financial Information, Income and Loss
Total interest income	543	444	475
Total interest expense	165	92	98
Net interest income	378	352	377
Provision for credit losses	59	55	51
Income before income tax expense	214	163	128
Net income	¥ 159	¥ 124	¥ 75